Quarterly Holdings Report
for
Fidelity® Conservative Income Municipal Bond Fund
September 30, 2025
CMB-NPRT3-1125
1.967799.111
Municipal Securities - 101.1%
	Principal Amount (a)	Value ($)
Alabama - 4.6%
Electric Utilities - 0.8%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	875,000	877,270
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	1,045,000	1,060,817
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (b)	3,600,000	3,605,267
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 3.9% 8/1/2063 VRDN (b)(c)	9,300,000	9,300,000
		14,843,354
General Obligations - 1.8%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	3,585,000	3,648,424
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	580,000	604,749
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	335,000	335,995
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	780,000	789,558
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	12,165,000	12,992,905
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,390,000	1,407,433
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,530,000	1,639,768
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	570,000	577,839
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	245,000	253,525
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2027 (Pacific Life Insurance Co Guaranteed) (d)	240,000	246,292
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2028 (Pacific Life Insurance Co Guaranteed) (d)	1,090,000	1,148,338
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2029 (Pacific Life Insurance Co Guaranteed) (d)	1,200,000	1,282,709
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,200,000	7,214,744
		32,142,279
Health Care - 0.2%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.31% 11/1/2042 VRDN (b)	2,923,000	2,923,000
Housing - 0.2%
Alabama Hsg Fin Auth Multi Fam Hsg Rev (Cooper Green Homes Proj.) Series 2024 C, 5% tender 2/1/2029 (b)	2,675,000	2,800,671
Industrial Development - 0.5%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 3.2% 8/1/2036 VRDN (b)(c)	9,426,000	9,426,000
Synthetics - 1.0%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.19% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,600,000	3,600,000
Black Belt Energy Gas District Participating VRDN 3.14% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,795,000	2,795,000
Black Belt Energy Gas District Participating VRDN 3.19% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	12,515,000	12,515,000
		18,910,000
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	900,000	900,000
Jefferson Cnty AL Swr Rev 5% 10/1/2026	545,000	557,469
Jefferson Cnty AL Swr Rev 5% 10/1/2027	500,000	523,270
		1,980,739
TOTAL ALABAMA		83,026,043
Alaska - 0.4%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	950,000	969,931
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	325,000	340,160
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	420,000	449,963
		1,760,054
Synthetics - 0.3%
Municipality of Anchorage AK Participating VRDN Series 2025 XF3381, 3.04% 2/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	5,200,000	5,200,000
Transportation - 0.0%
Alaska Airport Series 2021 C, 5% 10/1/2025 (c)	1,075,000	1,075,000
TOTAL ALASKA		8,035,054
Arizona - 2.7%
Electric Utilities - 0.5%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	1,460,000	1,465,219
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.09% 5/1/2029 VRDN (b)	3,800,000	3,800,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.09% 5/1/2029 VRDN (b)	3,100,000	3,100,000
		8,365,219
Health Care - 0.2%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	2,390,000	2,415,870
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2026	1,125,000	1,145,684
		3,561,554
Housing - 0.2%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	4,510,000	4,476,757
Industrial Development - 0.7%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	12,550,000	12,763,265
Resource Recovery - 0.4%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.85% tender 12/1/2035 (b)(c)	6,700,000	6,698,966
Synthetics - 0.7%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.12% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,905,969	1,905,969
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 3.17% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	10,740,000	10,740,000
		12,645,969
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	1,155,000	1,173,017
TOTAL ARIZONA		49,684,747
Arkansas - 0.2%
Industrial Development - 0.2%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.2% 6/1/2028 VRDN (b)(c)	3,100,000	3,100,000
California - 11.2%
Electric Utilities - 0.1%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	2,520,000	2,673,606
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (c)	5,000	5,069
General Obligations - 0.2%
California Community Choice Financing Authority 5% 12/1/2025 (Athene Annuity And Life Company Guaranteed)	1,000,000	1,002,391
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	460,000	480,928
California Community Choice Financing Authority 5% 9/1/2028 (Morgan Stanley Guaranteed)	1,460,000	1,539,475
		3,022,794
Health Care - 0.1%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (b)	1,700,000	1,700,000
Resource Recovery - 1.7%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.85% tender 7/1/2051 (b)(c)	3,200,000	3,198,543
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.75% tender 7/1/2041 (b)(c)	8,100,000	8,100,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	5,800,000	5,799,439
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	2,080,000	2,067,130
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 3.85% tender 11/1/2042 (b)(c)(g)	5,600,000	5,599,695
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.8% tender 7/1/2043 (b)(c)(g)	6,150,000	6,145,534
		30,910,341
Synthetics - 7.2%
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.17% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,755,000	1,755,000
California Multi Fam Hsg Rev Participating VRDN Series 2025 BAML6065, 3.65% 5/15/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	18,250,000	18,250,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 3.1% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	645,000	645,000
California Stwide Cmnty Mf Rev Participating VRDN 4.3% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	9,590,000	9,590,000
California Stwide Cmnty Mf Rev Participating VRDN 4.3% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	14,670,244	14,670,244
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.12% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	10,391,875	10,391,875
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 3.1% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	10,550,000	10,550,000
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 4.3% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	30,375,000	30,375,001
San Francisco CA Multi Fam Hsg Haynes Apts Participating VRDN Series 2025 CF7033, 2.99% 7/1/2053 (Liquidity Facility Citibank NA) (b)(e)	8,200,000	8,200,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN 3.1% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	25,415,000	25,415,000
		129,842,120
Transportation - 1.9%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	7,220,000	7,323,538
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	2,285,000	2,317,768
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	5,780,000	5,997,436
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	4,180,000	4,337,246
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	510,000	517,314
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,740,000	1,759,772
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2028 (c)	1,650,000	1,747,281
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2029 (c)	1,595,000	1,719,898
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (c)	3,760,000	3,808,632
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (c)	3,810,000	3,940,736
		33,469,621
TOTAL CALIFORNIA		201,623,551
Colorado - 1.2%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 3.24% 6/1/2029, LOC Deutsche Bank AG VRDN (b)	630,000	630,000
Health Care - 0.0%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2025	255,000	255,387
Housing - 0.1%
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	2,017,000	2,031,835
Special Tax - 0.0%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2025 (Assured Guaranty Inc Insured)	340,000	341,021
Synthetics - 0.5%
Colorado Health Facilities Authority Participating VRDN 3.04% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,880,000	5,880,000
Colorado Health Facilities Authority Participating VRDN 3.04% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,000,000	3,000,000
		8,880,000
Transportation - 0.6%
Denver CO City & Cnty Arpt 5% 11/15/2025 (c)	2,540,000	2,546,429
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (c)	3,165,000	3,253,045
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	2,825,000	2,954,359
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (c)	1,555,000	1,558,936
		10,312,769
TOTAL COLORADO		22,451,012
Connecticut - 1.5%
Education - 0.8%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	10,995,000	10,986,914
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	975,000	976,745
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	1,850,000	1,854,207
		13,817,866
General Obligations - 0.3%
Connecticut St Spl Tax Oblig 5% 5/1/2026	805,000	816,450
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	445,000	453,515
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	415,000	433,131
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Inc Insured)	2,905,000	3,095,689
West Haven CT BAN 4.25% 3/26/2026	1,800,000	1,809,656
		6,608,441
Health Care - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,900,000	3,020,632
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2028	3,800,000	4,064,690
		7,085,322
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2026	475,000	475,833
TOTAL CONNECTICUT		27,987,462
District Of Columbia - 1.3%
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	2,870,000	2,910,607
Synthetics - 0.5%
Washington DC Multi Fam Hsg Auth Participating VRDN Series 2025 CF7039, 3.01% 4/1/2053 (Liquidity Facility Citibank NA) (b)(e)	8,760,000	8,760,000
Transportation - 0.6%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (c)	825,000	841,907
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (c)	1,250,000	1,275,619
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	2,335,000	2,483,309
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2025 (c)	2,000,000	2,000,000
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	4,445,000	4,637,644
		11,238,479
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	855,000	849,934
TOTAL DISTRICT OF COLUMBIA		23,759,020
Florida - 9.6%
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (c)	365,000	365,000
General Obligations - 0.2%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Inc Insured)	3,115,000	3,171,529
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	290,000	290,000
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Inc Insured)	665,000	677,725
		4,139,254
Health Care - 0.7%
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 3.49% 4/1/2049 VRDN (b)	11,500,000	11,500,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	1,815,000	1,858,059
		13,358,059
Housing - 0.9%
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (b)	1,191,000	1,195,994
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (b)	4,400,000	4,423,580
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	985,000	991,293
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	705,000	707,128
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,530,000	1,536,467
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (b)	4,055,000	4,055,000
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	2,965,000	2,967,457
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev (Episcopal Catholic Apts Proj.) 4.15% tender 12/1/2040 (b)	1,296,000	1,304,630
		17,181,549
Resource Recovery - 0.6%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	1,450,000	1,449,464
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (c)	1,435,000	1,459,527
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	7,500,000	7,499,150
		10,408,141
Special Tax - 1.4%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.63% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	24,940,000	24,940,000
Synthetics - 5.4%
Florida Dev Fin Corp Rev Participating VRDN 4.15% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	4,800,000	4,800,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 3.09% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	19,065,000	19,065,001
Gallery Smathers Plz FL Participating VRDN Series 2025 CF7017, 3.01% 4/1/2037 (Liquidity Facility Citibank NA) (b)(e)	2,790,000	2,790,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 XF1854, 2.95% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	8,150,000	8,150,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZF1930, 2.95% 10/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	6,455,000	6,455,000
Hillsborough Cnty FL Aviation Participating VRDN Series 2024 XF1740, 2.95% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	5,005,000	5,005,000
Hillsborough Cnty FL Aviation Participating VRDN Series 2025 ZL0629, 2.95% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	3,810,000	3,810,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.12% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,015,000	1,015,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN 2.99% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	10,500,000	10,500,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 CF7044, 3.04% 10/1/2040 (Liquidity Facility Citibank NA) (b)(c)(e)	11,300,000	11,300,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 ZF1933, 2.99% 10/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	5,655,000	5,655,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 ZF1934, 2.99% 10/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	6,660,000	6,660,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF3302, 3.01% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	13,200,000	13,200,000
		98,405,001
Transportation - 0.4%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2028 (c)	275,000	286,096
Broward Cnty FL Port Everglades Series 2022, 5% 9/1/2027 (c)	1,265,000	1,311,135
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (c)	3,390,000	3,607,331
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2025 (c)	1,180,000	1,180,000
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2026 (h)	275,000	265,136
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2027 (h)	360,000	335,083
		6,984,781
TOTAL FLORIDA		175,781,785
Georgia - 4.7%
Electric Utilities - 3.5%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 3.38% 1/1/2038 VRDN (b)	7,100,000	7,100,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.55% 11/1/2062 VRDN (b)(c)	46,500,000	46,500,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	730,000	734,492
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,285,000	1,311,962
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	1,885,000	1,894,810
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Inc Insured)	230,000	234,364
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	1,000,000	1,053,756
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	2,005,000	2,041,553
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	1,725,000	1,731,646
		62,602,583
General Obligations - 0.6%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	3,870,000	3,964,498
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	800,000	800,872
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,785,000	1,891,205
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	430,000	437,026
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	350,000	350,967
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	195,000	199,042
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	430,000	433,013
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	700,000	718,104
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	350,000	355,719
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	625,000	647,288
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	875,000	893,139
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2027 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	1,000,000	1,037,103
		11,727,976
Housing - 0.1%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev (North Block Assoc Proj.) 3.4% tender 2/1/2029 (b)	2,500,000	2,532,383
Synthetics - 0.1%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 3.17% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,855,143	1,855,142
Transportation - 0.4%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2026 (c)	1,680,000	1,706,332
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2028 (c)	3,700,000	3,922,182
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2029 (c)	1,800,000	1,940,951
		7,569,465
TOTAL GEORGIA		86,287,549
Guam - 0.1%
Electric Utilities - 0.1%
Guam Power Auth. 5% 10/1/2025	980,000	979,999
Hawaii - 0.2%
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	3,480,000	3,525,517
Synthetics - 0.0%
Hawaii St Arpts Sys Rev Participating VRDN Series 2025 ZF1831, 2.96% 7/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	900,000	900,000
TOTAL HAWAII		4,425,517
Illinois - 4.3%
Education - 0.0%
Kane Cnty Ill Rev (Glenwood School For Boys, Il Proj.) 3.09% 2/1/2028, LOC Northern Trust CO Chicago VRDN (b)	800,000	800,000
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	635,000	645,211
General Obligations - 0.8%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	2,775,000	2,782,541
Illinois St Gen. Oblig. 5% 3/1/2026	3,850,000	3,887,230
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	930,000	952,835
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	945,000	988,318
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	2,540,000	2,574,230
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	585,000	592,884
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	405,000	419,622
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	670,000	708,526
		12,906,186
Health Care - 0.0%
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	255,000	265,546
Housing - 0.1%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (b)	893,000	898,585
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (b)	966,000	972,172
		1,870,757
Special Tax - 0.1%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2025	430,000	431,035
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Inc Insured) (h)	720,000	704,850
		1,135,885
Synthetics - 2.4%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 3.03% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	24,700,000	24,700,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 ZF1980, 3.05% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,500,000	4,500,000
Chicago IL Wastewater Transmission Rev Participating VRDN Series 2025 XG0605, 3.01% 1/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,400,000	3,400,000
Chicago Ill Tran Auth Sales Tax Rcpts Rev Participating VRDN Series 2024 XF3290, 3.03% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,500,000	5,500,000
IL Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 3.19% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,400,000	6,400,000
		44,500,000
Transportation - 0.7%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (c)	635,000	650,822
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2028 (Build America Mutual Assurance Co Insured) (c)	1,480,000	1,544,698
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (c)	760,000	764,112
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	6,810,000	7,092,590
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (c)	3,065,000	3,081,584
		13,133,806
Water & Sewer - 0.2%
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2025	635,000	635,926
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027 (d)	2,300,000	2,372,162
		3,008,088
TOTAL ILLINOIS		78,265,479
Indiana - 1.9%
Electric Utilities - 1.1%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 3.01% 12/1/2038 VRDN (b)(c)	14,700,000	14,700,000
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	4,955,000	5,085,504
		19,785,504
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2028 (Build America Mutual Assurance Co Insured)	625,000	657,615
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	520,127
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	615,000	653,814
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	360,000	374,490
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,000,000	1,063,112
		3,269,158
Resource Recovery - 0.3%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.8% tender 5/1/2028 (b)(c)	3,000,000	2,998,655
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 3.8% tender 5/1/2028 (b)(c)	2,800,000	2,798,745
		5,797,400
Transportation - 0.4%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2026 (c)	255,000	256,360
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (c)	3,035,000	3,051,192
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (c)	1,270,000	1,276,776
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (c)	665,000	668,547
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	1,335,000	1,368,265
		6,621,140
TOTAL INDIANA		35,473,202
Iowa - 0.5%
Education - 0.0%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2026 (c)	380,000	387,231
Electric Utilities - 0.5%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 3% 7/1/2038 VRDN (b)(c)	1,170,000	1,170,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) Series 2016 B, 3% 12/1/2046 VRDN (b)(c)	4,600,000	4,600,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.95% 12/1/2047 VRDN (b)(c)	3,625,000	3,625,000
		9,395,000
TOTAL IOWA		9,782,231
Kansas - 0.0%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	720,000	716,827
Kentucky - 2.8%
Electric Utilities - 0.5%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,255,000	8,343,575
General Obligations - 0.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2026 (Morgan Stanley Guaranteed)	555,000	567,082
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2027 (Morgan Stanley Guaranteed)	230,000	239,121
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2026 (Morgan Stanley Guaranteed)	350,000	354,181
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2027 (Morgan Stanley Guaranteed)	600,000	618,126
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2028 (Morgan Stanley Guaranteed)	470,000	492,378
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2027	420,000	436,087
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2028	2,000,000	2,125,084
		4,832,059
Industrial Development - 1.9%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.05% 7/1/2060 VRDN (b)(c)	13,115,000	13,115,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.05% 7/1/2060 VRDN (b)(c)	22,185,000	22,185,000
		35,300,000
Resource Recovery - 0.2%
Kentucky Economic Dev Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2010A, 3.8% tender 4/1/2031 (b)(c)	2,750,000	2,750,000
TOTAL KENTUCKY		51,225,634
Louisiana - 3.1%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	2,000,000	2,022,940
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	1,130,000	1,142,961
		3,165,901
Industrial Development - 2.4%
St James Parish LA Rev (Nucor Corp Proj.) 3.05% 11/1/2040 VRDN (b)	1,650,000	1,650,000
St James Parish LA Rev (Nucor Corp Proj.) 3.13% 11/1/2040 VRDN (b)	40,035,000	40,035,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	1,815,000	1,830,762
		43,515,762
Synthetics - 0.0%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 3.17% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	800,000	800,000
Transportation - 0.5%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	2,090,000	2,100,780
New Orleans LA Aviation Board 5% 1/1/2027 (c)	2,340,000	2,398,888
New Orleans LA Aviation Board 5% 1/1/2028 (c)	4,410,000	4,603,761
		9,103,429
TOTAL LOUISIANA		56,585,092
Maryland - 0.4%
Housing - 0.3%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	4,810,000	4,817,371
Synthetics - 0.1%
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.12% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	2,810,000	2,810,000
TOTAL MARYLAND		7,627,371
Massachusetts - 0.3%
General Obligations - 0.1%
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	2,500,000	2,519,422
Special Tax - 0.2%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	2,925,000	2,928,402
TOTAL MASSACHUSETTS		5,447,824
Michigan - 1.2%
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,540,000	5,509,953
General Obligations - 0.3%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,300,000	1,313,957
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,365,000	1,404,397
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	745,000	779,936
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	1,475,000	1,494,851
		4,993,141
Health Care - 0.4%
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 C, 3.75% tender 11/15/2049 (b)	3,600,000	3,600,835
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	3,010,000	3,045,715
		6,646,550
Housing - 0.1%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	2,175,000	2,161,059
Special Tax - 0.0%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2026	400,000	406,658
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2027	550,000	572,302
		978,960
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev Series 2017 E, 4% 12/1/2025 (c)	1,095,000	1,096,733
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (c)	565,000	565,483
		1,662,216
TOTAL MICHIGAN		21,951,879
Minnesota - 0.1%
Electric Utilities - 0.0%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2026	240,000	241,262
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	365,000	375,048
		616,310
General Obligations - 0.1%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	1,080,000	1,100,201
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (c)	575,000	578,009
TOTAL MINNESOTA		2,294,520
Mississippi - 0.7%
Education - 0.2%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (b)	4,740,000	4,512,289
Electric Utilities - 0.5%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3.8% 11/1/2052 VRDN (b)(c)	8,170,000	8,170,000
TOTAL MISSISSIPPI		12,682,289
Missouri - 0.2%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,528,000	1,566,023
Synthetics - 0.1%
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.12% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,969,501	1,969,501
TOTAL MISSOURI		3,535,524
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (b)	4,940,000	4,974,172
Nebraska - 0.4%
Industrial Development - 0.2%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.2% 11/1/2026 VRDN (b)(c)	3,600,000	3,600,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.2% 6/1/2028 VRDN (b)(c)	625,000	625,000
		4,225,000
Synthetics - 0.2%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 3.09% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	3,600,000	3,600,000
TOTAL NEBRASKA		7,825,000
Nevada - 0.3%
Electric Utilities - 0.0%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (b)	910,000	912,254
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2027	1,145,000	1,150,274
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (b)	1,975,000	2,046,767
Resource Recovery - 0.1%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.95% tender 12/1/2026 (b)(c)(g)	1,150,000	1,149,830
TOTAL NEVADA		5,259,125
New Hampshire - 1.2%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (c)	190,000	194,472
Housing - 0.2%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	680,000	680,582
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	1,080,000	1,087,535
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	365,000	365,566
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,170,000	1,176,872
		3,310,555
Resource Recovery - 0.9%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	11,960,000	12,055,578
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	4,100,000	4,101,743
		16,157,321
Synthetics - 0.1%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.19% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)(f)	2,400,000	2,400,000
TOTAL NEW HAMPSHIRE		22,062,348
New Jersey - 2.8%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (c)	1,815,000	1,820,299
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	635,000	646,644
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (c)	1,670,000	1,674,537
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (c)	350,000	350,832
		4,492,312
General Obligations - 2.2%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	15,512,500	15,614,172
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	1,840,000	1,883,669
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	635,000	636,131
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	3,445,000	3,477,235
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,295,000	2,332,283
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (h)	1,555,000	1,545,795
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (h)	665,000	661,063
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	2,435,000	2,489,715
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	325,000	332,303
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	630,000	659,863
Orange Twp NJ BAN 4% 3/18/2026	8,388,185	8,427,143
		38,059,372
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	4,060,000	4,056,530
Synthetics - 0.2%
New Jersey Trans Trust Fund Auth Participating VRDN Series 2021 XM0929, 3.04% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,535,000	4,535,000
TOTAL NEW JERSEY		51,143,214
New Jersey,New York - 1.0%
Transportation - 1.0%
Port Auth NY & NJ 5% 10/15/2026 (c)	2,600,000	2,654,864
Port Auth NY & NJ 5% 10/15/2027 (c)	1,995,000	2,078,627
Port Auth NY & NJ 5% 7/15/2026 (c)	2,550,000	2,589,997
Port Auth NY & NJ Series 195, 5% 10/1/2025 (c)	1,225,000	1,224,999
Port Auth NY & NJ Series 226, 5% 10/15/2027 (c)	1,445,000	1,505,572
Port Auth NY & NJ Series 242, 5% 12/1/2025 (c)	2,680,000	2,688,187
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	5,495,000	5,625,624
		18,367,870
TOTAL NEW JERSEY,NEW YORK		18,367,870
New Mexico - 0.5%
Housing - 0.5%
New Mexico Mtg Fin Auth Mf Hsg Rev (Jlg Nm Abq 2023, Lllp Proj.) Series 2023, 2.97% tender 2/1/2042 (b)	3,698,000	3,693,798
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	5,660,000	5,692,279
		9,386,077
TOTAL NEW MEXICO		9,386,077
New York - 9.5%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	255,000	259,073
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	3,755,000	3,735,614
General Obligations - 4.6%
Albany NY BAN 4% 3/20/2026	18,300,000	18,378,189
Binghamton NY BAN 4% 4/10/2026	16,200,000	16,286,931
City of New York NY Gen. Oblig. 5% 8/1/2028	11,545,000	12,346,806
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	1,285,000	1,256,290
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	5,900,000	5,943,377
Farmington NY Gen. Oblig. BAN Series 2025, 4% 7/29/2026	6,600,000	6,618,822
Ithaca City New York BAN 4.25% 2/13/2026	7,800,000	7,822,596
Ithaca City New York Gen. Oblig. BAN 4.5% 7/17/2026	2,600,000	2,623,061
Sullivan West Cent Sch Dist NY BAN Series 2025, 4% 6/25/2026	7,200,000	7,246,898
Washington Co NY BAN 4% 3/20/2026	4,100,000	4,121,999
		82,644,969
Housing - 0.6%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	947,000	981,412
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	1,170,000	1,170,548
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	8,340,000	8,342,152
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	795,000	789,754
		11,283,866
Special Tax - 0.4%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	5,895,000	6,211,793
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Inc Insured)	380,000	381,961
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	635,000	630,616
		7,224,370
Synthetics - 3.2%
Liberty NY Dev Corp Rev Participating VRDN 3.24% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,578,500	2,578,500
Metropolitan Transn Auth NY Rv Participating VRDN 3.14% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,445,000	4,445,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.14% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,025,000	3,025,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.14% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,480,000	4,480,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2025 XF8023, 3.01% 11/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	12,900,000	12,900,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.24% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,500,000	3,500,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.34% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	27,890,000	27,890,000
		58,818,500
Transportation - 0.5%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	1,270,000	1,301,680
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2025	665,000	666,599
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2026	1,585,000	1,589,499
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	1,875,000	1,880,261
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	3,175,000	3,245,097
		8,683,136
TOTAL NEW YORK		172,649,528
North Carolina - 1.1%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	3,400,000	3,400,494
Health Care - 0.5%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	2,850,000	2,886,097
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	3,425,000	3,426,202
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	2,525,000	2,542,494
		8,854,793
Housing - 0.4%
Inlivian NC Multifamily Rev (Sycamore Station Ii Llc Proj.) 3.625% tender 11/1/2058 (b)	4,350,000	4,406,685
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 C, 3.2% tender 7/1/2056 (b)	4,000,000	4,000,118
		8,406,803
TOTAL NORTH CAROLINA		20,662,090
Ohio - 1.8%
Education - 0.1%
Northeast Ohio Med Univ Gen Rcpts Series 2022, 5% 12/1/2025 (Build America Mutual Assurance Co Insured)	170,000	170,485
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	735,000	719,695
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	700,000	708,157
		1,598,337
Electric Utilities - 0.9%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	3,130,000	3,157,184
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	4,915,000	5,076,993
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	4,055,000	4,061,155
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,720,000	3,711,129
		16,006,461
Health Care - 0.6%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 3.42% 1/15/2033 VRDN (b)	6,355,000	6,355,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.42% 1/15/2045 VRDN (b)	5,005,000	5,005,000
		11,360,000
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,333,000	1,357,687
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	755,000	757,817
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	755,000	776,465
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	505,000	533,108
		2,067,390
TOTAL OHIO		32,389,875
Oklahoma - 1.2%
General Obligations - 0.7%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	7,140,000	7,143,666
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	5,125,000	5,430,154
		12,573,820
Health Care - 0.4%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.53% 8/15/2031 VRDN (b)	7,425,000	7,425,000
Synthetics - 0.1%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.12% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,642,775	1,642,775
TOTAL OKLAHOMA		21,641,595
Oregon - 0.1%
General Obligations - 0.1%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2029 (c)	1,055,000	1,126,692
Transportation - 0.0%
Port of Portland Arpt Rev 5% 7/1/2026	360,000	366,695
TOTAL OREGON		1,493,387
Pennsylvania - 5.8%
General Obligations - 0.9%
Pennsylvania St 5% 9/1/2026	7,990,000	8,174,116
Pennsylvania St Series 2019, 5% 7/15/2026	2,000,000	2,039,269
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2026	590,000	601,634
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2027	3,555,000	3,714,874
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2028	1,000,000	1,070,772
		15,600,665
Health Care - 0.9%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2026	255,000	258,152
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,975,000	4,052,778
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.69% 9/1/2050 VRDN (b)	8,380,000	8,380,001
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2026	125,000	125,964
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.69% 9/1/2050 VRDN (b)	4,165,000	4,165,000
		16,981,895
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025	700,000	699,999
Resource Recovery - 3.5%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.7% tender 6/1/2044 (b)(c)	13,400,000	13,400,000
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,700,000	4,735,549
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 3.85% tender 8/1/2045 (b)(c)	7,900,000	7,898,994
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	7,900,000	7,900,129
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	15,885,000	15,953,244
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	7,450,000	7,451,700
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2025 A, 3.8% tender 6/1/2049 (b)(c)	5,700,000	5,698,206
		63,037,822
Synthetics - 0.2%
Pennsylvania Turnpike Commission Participating VRDN Series 5096, 3.04% 6/1/2047 (Liquidity Facility JP Morgan Securities LLC) (b)(e)	3,400,000	3,400,000
Transportation - 0.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (c)	655,000	670,915
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (c)	540,000	552,651
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	635,000	644,668
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (c)	565,000	595,853
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2029 (c)	2,825,000	3,030,581
		5,494,668
TOTAL PENNSYLVANIA		105,215,049
Rhode Island - 0.1%
Education - 0.0%
Rhode Island St Student Ln 5% 12/1/2025 (c)	555,000	556,752
General Obligations - 0.1%
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	2,100,000	2,101,084
TOTAL RHODE ISLAND		2,657,836
South Carolina - 0.8%
Electric Utilities - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2026	2,370,000	2,434,053
Industrial Development - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.2% 4/1/2030 VRDN (b)(c)	3,000,000	3,000,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.2% 9/1/2028 VRDN (b)(c)	800,000	800,000
		3,800,000
Synthetics - 0.5%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 3.24% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,400,000	2,400,000
South Carolina St Svc Auth Rev Participating VRDN 3.03% 12/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,000,000	5,000,000
		7,400,000
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2027 (c)	170,000	175,626
TOTAL SOUTH CAROLINA		13,809,679
Tennessee - 1.0%
Health Care - 0.8%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.05% 5/1/2039 VRDN (b)	15,140,000	15,140,000
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.12% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	1,540,658	1,540,658
Transportation - 0.1%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	430,000	436,547
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (c)	650,000	673,076
		1,109,623
TOTAL TENNESSEE		17,790,281
Texas - 14.9%
Education - 0.0%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2027 (c)	500,000	510,964
Electric Utilities - 0.3%
San Antonio TX Elec & Gas Rev 5% 2/1/2026	575,000	579,389
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 3.76% tender 2/1/2048 (b)(i)	5,390,000	5,389,328
		5,968,717
General Obligations - 4.2%
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	2,830,000	2,904,975
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	4,380,000	4,554,554
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,240,000	1,266,209
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	9,495,000	9,575,303
Dallas TX ISD Series 2025A 2025A 1, 5% tender 2/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	8,800,000	8,866,533
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	8,355,000	8,687,968
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	445,000	448,980
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	3,825,000	3,860,070
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	5,700,000	6,041,992
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	3,490,000	3,784,656
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	2,755,000	2,841,185
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (b)	3,300,000	3,407,748
North East Indpt Sch Dist TX Series 2015, 3% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,095,000	1,095,000
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	1,870,000	1,900,041
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,905,000	5,909,716
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,120,000	2,142,709
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,050,000	1,059,748
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	4,520,000	4,561,962
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2026 (BP PLC Guaranteed)	635,000	638,068
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	635,000	651,077
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2026 (BP PLC Guaranteed)	760,000	763,673
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (c)	645,000	658,642
		75,620,809
Health Care - 0.1%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	2,695,000	2,718,316
Housing - 0.4%
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (b)	1,493,000	1,497,582
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (b)	1,982,000	2,031,320
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	1,861,000	1,862,924
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	1,080,000	1,099,301
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	1,365,000	1,377,471
		7,868,598
Industrial Development - 5.4%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.45% 11/1/2040 VRDN (b)	36,775,000	36,775,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.5% 11/1/2040 VRDN (b)	2,600,000	2,600,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.55% 12/1/2027 VRDN (b)(c)	58,085,000	58,085,000
		97,460,000
Resource Recovery - 1.3%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 3.85% tender 1/1/2026 (b)(c)	3,000,000	2,999,618
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3.85% tender 5/1/2050 (b)(c)	6,900,000	6,899,121
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 3.8% tender 7/1/2040 (b)(c)	10,350,000	10,346,743
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,800,000	2,816,254
		23,061,736
Special Tax - 0.1%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2028	500,000	527,103
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	955,000	956,658
		1,483,761
Synthetics - 1.4%
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 3.17% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,588,307	1,588,307
City of Houston TX Airport System Revenue Participating VRDN Series 2025 ZF1926, 3.01% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,260,000	4,260,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.12% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	2,325,282	2,325,282
Houston Hsg Auth Fountainview Multi Fam Hsg Participating VRDN Series 2024 XG0585, 4.05% 7/1/2064 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,300,000	3,300,000
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.12% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)(f)	13,246,483	13,246,483
		24,720,072
Transportation - 1.7%
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (c)	1,215,000	1,218,000
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2027 (c)(d)	5,835,000	6,077,576
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2028 (c)(d)	20,860,000	22,122,971
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2027 (c)	315,000	325,236
North TX Twy Auth Rev 5% 1/1/2026	730,000	734,151
		30,477,934
Water & Sewer - 0.0%
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2029	510,000	550,372
TOTAL TEXAS		270,441,279
Utah - 0.4%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	1,565,000	1,594,057
Industrial Development - 0.1%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.1% 4/1/2028 VRDN (b)	1,100,000	1,100,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (c)	635,000	644,668
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (c)	595,000	616,640
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (c)	2,540,000	2,632,378
		3,893,686
TOTAL UTAH		6,587,743
Vermont - 0.1%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	1,080,000	1,091,994
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2026 (c)	775,000	783,607
		1,875,601
TOTAL VERMONT		1,875,601
Virginia - 0.5%
Electric Utilities - 0.0%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,115,000	1,131,351
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	2,900,000	2,901,690
Housing - 0.2%
Alexandria VA Redv & Hsg Auth Multi Fam Hsg Rev Series 2024, 3.4% tender 12/1/2054 (b)	3,525,000	3,526,504
Synthetics - 0.1%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.19% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	250,000	250,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 3.24% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,100,000	1,100,000
		1,350,000
TOTAL VIRGINIA		8,909,545
Washington - 2.2%
Health Care - 0.6%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2027	4,500,000	4,673,361
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2028	4,600,000	4,873,013
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	825,000	888,912
		10,435,286
Housing - 0.0%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	765,000	778,280
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	1,407,000	1,424,494
		2,202,774
Transportation - 1.4%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	2,610,000	2,693,780
Port Seattle WA Rev Series 2021C, 5% 8/1/2029 (c)	8,635,000	9,302,403
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	995,000	1,012,054
Port Seattle WA Rev Series 2024B, 5% 7/1/2029 (c)	10,415,000	11,203,614
Port Seattle WA Rev Series B, 5% 10/1/2027 (c)	635,000	641,103
		24,852,954
Water & Sewer - 0.2%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	3,430,000	3,403,085
TOTAL WASHINGTON		40,894,099
West Virginia - 0.8%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	3,980,000	4,076,716
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.5% 6/1/2033 VRDN (b)	4,310,000	4,310,000
Housing - 0.2%
West VA St Hsg Dev Fd Multifamily Hsg Rev Series 2024, 5% tender 8/1/2027 (b)	3,170,000	3,268,045
Industrial Development - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	2,985,000	3,006,396
TOTAL WEST VIRGINIA		14,661,157
Wisconsin - 0.6%
Education - 0.0%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	585,000	585,000
General Obligations - 0.2%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,965,000	1,940,685
Milwaukee WI Gen. Oblig. 5% 4/1/2026	1,105,000	1,116,366
		3,057,051
Housing - 0.2%
Wisconsin Hsg & Eda Hsg Rev (Wi Hsg Rev 3/12/74 Proj.) 2.99% 5/1/2042, LOC Bank of America NA VRDN (b)(c)	2,720,000	2,720,001
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	1,165,000	1,165,894
		3,885,895
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (g)	3,040,000	3,080,901
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (c)	510,000	521,473
TOTAL WISCONSIN		11,130,320
Wyoming - 0.5%
Electric Utilities - 0.5%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 3.17% 11/1/2025 VRDN (b)(c)	8,800,000	8,800,000
TOTAL MUNICIPAL SECURITIES (Cost $1,838,992,138)		1,843,356,481

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $7,995,923)	3.29	7,994,324	7,995,923

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,846,988,061)	1,851,352,404
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(27,333,520)
NET ASSETS - 100.0%	1,824,018,884

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,047,543 or 4.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,859,629 or 1.0% of net assets.

(h)	Zero coupon bond which is issued at a discount.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.12% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	1,905,969

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 3.1% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	645,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.12% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	4/1/2022	10,391,875

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.12% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	2,325,282

Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 3.1% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2025	10,550,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.12% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	1,540,658

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.12% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	1,015,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.19% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	2,400,000

San Francisco City & County Multi Fam Hsg Rev Participating VRDN 3.1% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/2022 - 1/30/2023	25,415,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.12% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	1,969,501

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.12% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	1,642,775

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.12% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	13,246,483

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	69,248,358	452,800,207	514,052,642	844,758	-	-	7,995,923	7,994,324	0.3%
Total	69,248,358	452,800,207	514,052,642	844,758	-	-	7,995,923

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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